Schedule of Investments (unaudited)	iShares® MSCI USA Mid-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Huntington Ingalls Industries Inc.	223	$45,209
Textron Inc.	1,101	81,309
		126,518
Air Freight & Logistics — 2.5%
CH Robinson Worldwide Inc.	673	65,274
Expeditors International of Washington Inc.	663	81,722
		146,996
Auto Components — 2.6%
Autoliv Inc.	528	51,137
BorgWarner Inc.	1,494	67,334
Lear Corp.	195	33,511
		151,982
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	25	12,312

Biotechnology — 1.7%
Horizon Therapeutics PLC(a)	834	100,005

Building Products — 2.1%
A O Smith Corp.	743	54,291
Fortune Brands Home & Security Inc.	159	16,123
Owens Corning	573	53,524
		123,938
Capital Markets — 2.4%
Franklin Resources Inc.	1,634	51,454
Invesco Ltd.	1,548	39,335
SEI Investments Co.	747	47,091
		137,880
Chemicals — 3.6%
Celanese Corp.	470	75,910
Eastman Chemical Co.	570	59,297
Mosaic Co. (The)	1,795	74,618
		209,825
Communications Equipment — 2.1%
F5 Networks Inc.(a)	334	70,524
Juniper Networks Inc.	1,804	53,254
		123,778
Consumer Finance — 1.2%
Ally Financial Inc.	1,483	70,798

Containers & Packaging — 1.1%
Packaging Corp. of America.	473	64,976

Distributors — 1.6%
LKQ Corp.(a)	25	1,377
Pool Corp.	177	91,183
		92,560
Diversified Financial Services — 1.2%
Equitable Holdings Inc.	2,080	69,680

Electric Utilities — 1.3%
NRG Energy Inc.	1,333	53,173
Pinnacle West Capital Corp.	340	21,927
		75,100
Electronic Equipment, Instruments & Components — 5.1%
Arrow Electronics Inc.(a)	384	44,448
Cognex Corp.	889	77,867
Keysight Technologies Inc.(a)	605	108,912

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	123	$65,676
		296,903
Equity Real Estate Investment Trusts (REITs) — 0.5%
Omega Healthcare Investors Inc.	932	27,364

Food Products — 1.5%
Bunge Ltd.	184	17,046
JM Smucker Co. (The)	591	72,610
		89,656
Gas Utilities — 0.7%
UGI Corp.	950	41,240

Health Care Equipment & Supplies — 1.3%
Cooper Companies Inc. (The)	184	76,713

Health Care Providers & Services — 5.3%
DaVita Inc.(a)	392	40,470
Henry Schein Inc.(a)	774	59,095
Molina Healthcare Inc.(a)	279	82,506
Quest Diagnostics Inc.	586	86,013
Universal Health Services Inc., Class B	322	39,960
		308,044
Household Durables — 7.2%
DR Horton Inc.	988	88,199
Lennar Corp., Class A	922	92,135
Mohawk Industries Inc.(a)	324	57,416
NVR Inc.(a)	16	78,317
PulteGroup Inc.	876	42,118
Whirlpool Corp.	308	64,936
		423,121
Insurance — 4.5%
Athene Holding Ltd., Class A(a)	357	31,063
Fidelity National Financial Inc.	1,426	68,320
Hartford Financial Services Group Inc. (The)	1,280	93,350
Lincoln National Corp.	954	68,831
		261,564
Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(a)	316	48,149

IT Services — 4.9%
Akamai Technologies Inc.(a)	705	74,349
EPAM Systems Inc.(a)	189	127,242
Jack Henry & Associates Inc.	379	63,096
Western Union Co. (The)	1,249	22,757
		287,444
Life Sciences Tools & Services — 2.7%
Bio-Rad Laboratories Inc., Class A(a)	120	95,361
West Pharmaceutical Services Inc.	151	64,912
		160,273
Machinery — 1.8%
Pentair PLC	900	66,573
Snap-on Inc.	198	40,240
		106,813
Media — 1.3%
Discovery Inc., Class A(a)(b)	1,004	23,534
Discovery Inc., Class C, NVS(a)	1,111	25,064
News Corp., Class A, NVS	1,198	27,434
		76,032

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Mid-Cap Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 3.0%
Nucor Corp.	871	$97,247
Steel Dynamics Inc.	1,134	74,935
		172,182
Oil, Gas & Consumable Fuels — 4.1%
Devon Energy Corp.	3,039	121,803
Pioneer Natural Resources Co.	617	115,367
		237,170
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(a)	297	39,513

Professional Services — 1.2%
Robert Half International Inc.	618	69,877

Real Estate Management & Development — 1.8%
CBRE Group Inc., Class A(a)	1,029	107,098

Road & Rail — 3.5%
AMERCO	57	42,008
Knight-Swift Transportation Holdings Inc.	874	49,547
Old Dominion Freight Line Inc.	322	109,915
		201,470
Semiconductors & Semiconductor Equipment — 8.1%
Monolithic Power Systems Inc.	207	108,770
ON Semiconductor Corp.(a)	2,099	100,899
Qorvo Inc.(a)	461	77,554
Skyworks Solutions Inc.	542	90,584
Teradyne Inc.	686	94,833
		472,640
Software — 2.9%
Cadence Design Systems Inc.(a)	728	126,024
Citrix Systems Inc.	484	45,849
		171,873
Specialty Retail — 4.4%
Bath & Body Works Inc.	1,083	74,825
Best Buy Co. Inc.	735	89,846
Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	437	$94,903
		259,574
Technology Hardware, Storage & Peripherals — 3.8%
Hewlett Packard Enterprise Co.	5,090	74,568
NetApp Inc.	983	87,782
Seagate Technology Holdings PLC	665	59,232
		221,582
Trading Companies & Distributors — 3.0%
United Rentals Inc.(a)	244	92,503
WW Grainger Inc.	179	82,897
		175,400
Total Common Stocks — 99.9%
(Cost: $4,917,152)		5,838,043

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	3,346	3,348

Total Short-Term Investments — 0.0%
(Cost: $3,348)		3,348

Total Investments in Securities — 99.9%
(Cost: $4,920,500)		5,841,391

Other Assets, Less Liabilities — 0.1%		4,808

Net Assets — 100.0%		$5,846,199

(a	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,348	(a)	$—	$—	$—	$3,348	3,346	$10	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Mid-Cap Multifactor ETF
October 31, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$5,838,043	$—	$—	$5,838,043
Money Market Funds	3,348	—	—	3,348
	$5,841,391	$—	$—	$5,841,391

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3